Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer OVAF Money Fund/VA))	0 Months Ended
May 15, 2012
(Oppenheimer OVAF Money Fund/VA)
Bar Chart Table:
Annual Return 2002	1.47%
Annual Return 2003	0.79%
Annual Return 2004	0.98%
Annual Return 2005	2.86%
Annual Return 2006	4.71%
Annual Return 2007	4.98%
Annual Return 2008	2.78%
Annual Return 2009	0.32%
Annual Return 2010	0.03%
Annual Return 2011	0.01%